SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2022	2021
Weighted average number of common shares outstanding	311,016,278	272,009,538
Effect of dilutive stock options	1,885,078	—
Weighted average number of common shares outstanding for diluted earnings per share calculation	312,901,356	272,009,538